Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss ("NOL") carryforwards	$ 145	$ 138
Stock-based compensation	62	62
Compensation and benefits - other	35	38
Deferred rent	23	20
Other	73	92
Total deferred tax assets	338	350
Less valuation allowance	(122)	(113)
Net deferred tax assets	216	237
Deferred tax liabilities
Property, plant and equipment	639	672
Licenses/intangibles	325	301
Partnership investments	173	163
Total deferred tax liabilities	1,137	1,136
Net deferred income tax liability	921	899
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	922	900
Other assets and deferred charges
Deferred tax liabilities
Net deferred income tax liability	$ (1)	$ (1)